SHAREHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 10 - STOCKHOLDERS’ EQUITY (DEFICIT)

Series A Convertible Preferred Stock

During the third quarter of fiscal 2016, the Company initiated a subscription agreement to offer accredited investors up to 1,000,000 units (“units”) of securities, each unit consists of one (1) share of Series A Convertible Preferred Stock and one (1) Series A Warrant (“warrant”). The price per unit was $0.50 for a maximum aggregate proceeds of $500,000. There are no dividends on the Series A Convertible Preferred Stock. The warrants were exercisable at $0.50 per share for a period of one year. As of September 30, 2017, the warrants were not exercised. Therefore, the Company has disclosed the expiration of the warrants.

From August 15 to August 29, 2016, the Company sold an aggregate of 250,000 units to three (3) investors for total proceeds of $125,000. During the nine months ended September 30, 2017 and 2016, the Company amortized $33,238 and $0 of debt discount related to the warrants, respectively. The remaining debt discount related to the warrants is $0.

On March 20, 2017, the Company’s Series A Preferred Convertible Stock shareholders (“Series A Holders”) each voted to waive and remove the provisions of Section 5(iii) of the Certificate of Designations of the Series A Preferred Stock. Series A Holders have each agreed individually and also as a group to convert their Series A Convertible Preferred Stock into common stock at a conversion price equal to $0.30 per share. A total of 250,000 shares of the Company’s Series A Preferred Convertible Stock were converted into an aggregate of 416,667 shares of common stock.

From April 26, 2017 through May 3, 2017, the Company sold an aggregate of 750,000 shares of Series A Preferred Common Stock to thirteen (13) U.S. accredited investors at $0.40 per share for proceeds of $300,000.

Common Stock

January 16, 2017, the Company issued 145,740 shares of common stock related to a Director Agreement with Pawel Hardej. The Company recorded fair value of $64,126 ($0.44/share) based upon the most recent trading price per share of the Company’s stock.

January 16, 2017, the Company issued 41,640 shares of common stock related to a Director Agreement with John Zimmerman. The Company recorded fair value of $18,322 ($0.44/share) based upon the most recent trading price per share of the Company’s stock.

January 16, 2017, the Company issued 62,460 shares of common stock related to a Director Agreement with John Choo. The Company recorded fair value of $27,482 ($0.44/share) based upon the most recent trading price per share of the Company’s stock.

January 17, 2017, the Company issued 800,000 shares of common stock to Lyons Capital, LLC for a six-month consulting and road show services agreement. The Company recorded fair value of $352,000 ($0.44/share) based upon the most recent trading price per share of the Company’s stock.

From February 22, 2017 through March 15, 2017, the Company sold, in reliance upon Regulation D Rule 506, a total of 2,060,000 shares of common stock to seventeen (17) U.S. accredited investors at $0.40 per share for cash totaling $824,000.

On March 20, 2017, the Company settled the amount owed to FirstFire Global Opportunities Fund LLC by paying $252,917 in cash and issuing 333,333 shares of common stock with a fair value of $100,000 based upon the conversion price of $0.30/share (See Note 8).

On March 20, 2017, a total of 250,000 shares of the Company’s Series A Preferred Convertible Stock were converted into 416,667 shares of common stock. The Company recorded fair value of $175,000 ($0.42/share) based upon the most recent trading price per share of the Company’s stock.

On June 1, 2017, the Company issued 250,000 shares of common stock for a 12-month investor relations consulting agreement. The Company recorded fair value of $55,000 ($0.22/share) based upon the most recent trading price per share of the Company’s stock.

On August 8, 2017, Chad Sykes, Founder and Chief of Cultivation, returned 2,500,000 shares of common stock to the Company in anticipation of the Merger. The Company recorded the return of shares at a fair value of $550,000 ($0.22 per share) based upon the most recent trading price per share of the Company’s stock. The return of common stock by Chad Sykes was a non-cash transaction and has been recorded as a reduction of goodwill related to the Merger.

On September 6, 2017, the Company issued an aggregate of 7,584,008 shares of common stock to Alamo CBD, in connection with the Merger the Company recorded fair value of $1,440,961 ($0.19 per share) based upon the most current trading price of the Company’s stock.

On September 15, 2017, the Company issued 250,000 shares of common stock related to an Employment Agreement with Annette Knebel, Chief Accounting Officer and Director. The Company recorded fair value of $50,000 ($0.20 per share) based upon the most current trading price of the Company’s stock.

Common Stock Warrants

On September 26, 2016, the Company issued the Rifici Note to Chuck Rifici Holdings, Inc., relating to the issuance of $225,500 in aggregate principal including a $204,000 actual payment of purchase price plus a 10% original issue discount. In conjunction with the issuance of the Rifici Note, the Company issued a one-year warrant to purchase 250,000 shares of common stock at an exercise price of $0.30 per share (See Note 8). The warrant expired September 26, 2017 and was not exercised.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Balance, December 31, 2016	500,000	0.40	—
Granted	—	—	—
Exercised	—	—	—
Canceled/Forfeited	250,000	0.50	—
Expired	250,000	0.30	—
Balance September 30, 2017	—	$—	$—

For the nine months ended September 30, 2017, no warrants were outstanding.

For the year ended December 31, 2016, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$ 0.30-0.50	500,000	0.69	32,500

Lattice Binomial model was used to value aggregate intrinsic value.

NOTE 11 - SHAREHOLDERS’ EQUITY

Convertible Series A Preferred Stock

On August 3, 2015, the Company’s Board of Directors signed a written action that included the following:

●	The Board of Directors have approved the creation of 5,000,000 shares of Series A Convertible Preferred Stock and to take the required steps to amend the Company’s articles of incorporation and any other such SEC filings, or Company records as needed

●	The Board of Directors have approved a Certificate of Designation, Preferences and Rights of the Series A Convertible Preferred Stock.

●	The stated value of each issued share of Series A Convertible Preferred Stock is $0.50.

During the third quarter, the Company initiated a subscription agreement to offer to accredited investors up to 1,000,000 units of security. Each unit consists one share of Series A Convertible Preferred Stock and one Series A warrant. The price per unit is $0.50 for a maximum aggregate 1,000,000 units and maximum aggregate proceeds of $500,000. The stated value of each preferred stock is $0.50 and there are no dividends on the preferred stock. Each warrant excise price is $0.50 per share and shall be exercisable for a period of one year.

From August 15 to August 29, 2016, the Company subscribed 250,000 units to three investors for total proceeds of $125,000. Based on fair value of issued 250,000 warrants, $33,238 proceeds allocated as discount to the total $125,000 preferred stock.

The fair value of warrant calculation based upon the following management assumption during the current quarter.

Assumption	Issue Date
Expected dividends:	—%
Expected volatility:	153% - 156%
Expected term (years):	1.00
Risk free interest rate:	0.56% - 0.62%

Common Stock

On March 1, 2015, we entered into a Director Agreement with William Jamieson. The Company will reimburse the Director for reasonable travel and other incidental expenses incurred by the Director in performing his services and attending meetings as approved in advance by the Company. The Company shall award to the Director 166,560 shares of common stock pursuant to the Company’s 2015 Stock Incentive over a two-year period as directed in the Director Agreement. On May 31, 2015, the Company issued a total 20,820 shares of common stock with a fair value of $10,618 ($0.51/share) based upon the most recent trading price per share of the Company’s stock. On August 31, 2015, the Company issued a total 20,820 shares of common stock with a fair value of $11,451 ($0.55/share) based upon the most recent trading price per share of the Company’s stock. On November 30, 2015, the Company issued a total 20,820 shares of common stock with a fair value of $6,246 ($0.30/share) based upon the most recent trading price per share of the Company’s common stock.

On March 13, 2015, we entered into a Director Agreement with John Choo. The Company will reimburse the Director for reasonable travel and other incidental expenses incurred by the Director in performing his services and attending meetings as approved in advance by the Company. The Company shall award to the Director 166,560 shares of common stock pursuant to the Company’s 2015 Stock Incentive over a two-year period as directed in the Director Agreement. On May 31, 2015, the Company issued a total 20,820 shares of common stock with a fair value of $10,618 ($0.51/share) at the most recent trading price per share of the Company’s stock. On August 31, 2015, the Company issued a total 20,820 shares of common stock with a fair value of $11,451 ($0.55/share) based upon the most recent trading price per share of the Company’s stock. On November 30, 2015, the Company issued a total 20,820 shares of common stock with a fair value of $6,246 ($0.30/share) based upon the most recent trading price per share of the Company’s stock. Effective August 14, 2015, the Company entered into an employment agreement and the Company issued 355,060 shares of common stock to John Choo, our President with fair value of $164,393 ($0.46/share) based upon the most recent trading price per share of the Company’s stock (See Note 10).

On March 23, 2015, we entered into a consulting agreement with Smallcapvoice.com to provide public and investor relations services for a period of 30 days starting on March 31, 2015. The Company paid $25,000 in cash plus issued 25,000 shares with a fair value of $12,500 ($0.50/share) based on the most recent closing price per share of our common stock traded on the OTCQB. For the three months ended March 31, 2015, the Company recorded $25,000 paid in cash and 25,000 shares of common stock as a prepaid expense. As of June 30, 2015, the services have been completed and the Company expensed the prepaid expense.

On April 15, 2015, we entered into a Director Agreement with John Zimmerman. The Company will reimburse the Director for reasonable travel and other incidental expenses incurred by the Director in performing his services and attending meetings as approved in advance by the Company. The Company shall award to the Director 166,560 shares of common stock pursuant to the Company’s 2015 Stock Incentive over a two-year period as directed in the Director Agreement. On July 15, 2015, the Company issued 20,820 shares, of common stock with a fair value of $9,369 ($0.45/share) based upon the most recent trading price per share of the Company’s stock. On October 16, 2015, the Company issued 20,820 shares, of common stock with a fair value of $9,992 ($0.48/share) based upon the recent trading price per share of the Company’s stock

In May 2015, the Company issued 106,500 shares of common stock to various employees and consultants with a fair value of $54,315 ($0.51/share) based upon the most recent trading price per share of the Company’s stock.

In May 2015, the Company issued 50,000 shares of common stock to Chad Sykes, our former CEO with a fair value of $25,500 ($0.51/share) at the most recent trading price per share of the Company’s stock (See Note 10).

On August 31, 2015, the Company issued 12,000 shares of common stock for consulting expense with a fair value $6,600 ($0.55/share) based upon the most recent trading price per share of the Company’s stock.

In November 17, 2015 the Company issued 125,000 shares of common stock to the Company’s legal counsel as part of legal fees with a fair value of $56,250 ($0.45/share) based upon the most recent trading price per share of the Company’s stock.

On December 1, 2015, the Company issued 7,063 shares of common stock for consulting expense with a fair value of $3,178 ($0.45/share) based upon the most recent trading price per share of the Company’s stock.

On December 7, 2015, the Company issued 125,000 shares of common stock to FMW Media Works, Inc. in order to provide investor and public relations services. The Company recorded a fair value of $47,500 ($0.38/share) based upon the most recent trading price per share of the Company’s stock.

During the year ended December 31, 2015, the Company issued a total of 836,000 shares of common stock at $0.50 per share for cash totaling $418,000.

On January 17, 2016, the Company issued 20,820 shares of common stock related to a Director Agreement with John Zimmerman, of common stock with a fair value of $9,369 ($0.45/share) based upon the most recent trading price per share of the Company’s stock.

On January 19, 2016, we issued 300,000 shares of common stock to Kodiak Capital Group, LLC as a commitment fee for a Two Million Dollar Equity Financing Agreement. The shares had a fair value of $120,000 ($0.40/share) based upon the most recent trading price per share of the Company’s stock. The Company is subject to a Registration Rights Agreement which requires the Company to file a S1 Registration Statement with the SEC by March 31, 2016 and must receive a notice of effectiveness from the SEC prior to executing a Put Notice. The Purchase Price of the security is based on 80% of the Market Price based on the Put Date. Market price is calculated on the lowest daily volume weight average price for any trading day during the valuation period, which is the five days from the Put Notice to the Put Date. The Company did not move forward with this Equity Financing Agreement and the commitment fee was expensed in the third quarter as share-based compensation expense.

On January 22, 2016, we issued 125,000 shares of common stock to Emerging Growth, LLC, to provide investor and public relations services. The Company recorded a fair value of $43,750 ($0.35/share) based upon the most recent trading price per share of the Company’s stock.

On February 29, 2016, we issued 41,640 shares of common stock related to a Director Agreement with John Choo and William Jamieson. The Company recorded fair value of $14,574 ($0.35/share) based upon the most recent trading price per share of the Company’s stock.

On March 14, 2016, we issued 11,330 shares to a consultant for services rendered, of common stock with a fair value of $4,986 ($0.44/share) based upon the most recent trading price per share of the Company’s stock.

On March 25, 2016, we issued 5,000 shares to a consultant for services rendered, of common stock with a fair value of $1,800 ($0.36/share) based upon the most recent trading price per share of the Company’s stock.

On March 22, 2016 the Company entered into a securities purchase agreement with FirstFire Global Opportunities Fund, LLC, and Rockwell Capital Partners Inc, relating to the issuance and sale of notes of $272,500 in aggregate principal amount including $250,000 actual payment of purchase price plus a 9% original issue discount, and an aggregate total of 50,000 shares of common stock valued at $23,500 ($0.47/share).

On March 23, 2016 the Company issued 100,000 shares of common stock to one U.S. accredited investor at $0.50 per share for cash totaling $50,000.

On April 14, 2016, we issued 100,000 shares of common stock related to an Executive Employment Agreement with John Zimmerman. The Company recorded fair value of $66,000 ($0.66/share) based upon the most recent trading price per share of the Company’s stock.

On April 18, 2016, the Company issued 20,820 shares of common stock related to a Director Agreement with John Zimmerman, of common stock with a fair value of $9,369 ($0.45/share) based upon the most recent trading price per share of the Company’s stock.

On May 9, 2016, the Company issued 83,280 shares of common stock related to a resignation of its Director Agreement William Jamieson. The Company recorded fair value of $54,049 ($0.649/share) based upon the most recent trading price per share of the Company’s stock (See Note 11).

On June 29, 2016 the Company issued 125,000 shares of common stock to the Company’s legal counsel as part of legal fees having a fair value of $68,738 ($0.549/share) based upon the most recent trading price per share of the Company’s common stock.

On July 11, 2016, we issued 50,403 shares of common stock to a consultant for services rendered having a fair value of $25,000 ($0.496044/share) based upon the three-day average price prior to the issuance date of the Company’s stock.

On July 19, 2016, we issued 20,820 shares of common stock related to a Director Agreement with John Zimmerman. The Company recorded fair value of $14,366 ($0.6946/share) based upon the most recent trading price per share of the Company’s stock.

On August 9, 2016 we issued 20,820 shares of common stock related to a Director Agreement with Paul Hardej. The Company recorded fair value of $13,512 ($0.64950/share) based upon the most recent trading price per share of the Company’s stock.

On August 11, 2016, we issued 48,704 shares of common stock to a consultant for services rendered having a fair value of $25,000 ($0.513355/share) based upon the three-day average price prior to the issuance date of the Company’s stock.

On August 31, 2016 we issued 20,820 shares of common stock related to a Director Agreement with John Choo. The Company recorded fair value of $12,287 ($0.590246/share) based upon the most recent trading price per share of the Company’s stock.

September 11, 2016, we issued 62,846 shares of common stock to a consultant for services rendered having a fair value of $25,000 ($0.3978/share) based upon the three-day average price prior to the issuance date of the Company’s stock.

October 11, 2016, we issued 89,928 shares of common stock to a consultant for services rendered having a fair value of $25,000 ($0.27/share) based upon the three-day average price prior to the issuance date of the Company’s stock.

November 11, 2016, we issued 41,118 shares of common stock to a consultant for services rendered having a fair value of $25,000 ($0.6080/share) based upon the three-day average price prior to the issuance date of the Company’s stock.

December 11, 2016, we issued 58,411 shares of common stock to a consultant for services rendered having a fair value of $25,000 ($0.4280/share) based upon the three-day average price prior to the issuance date of the Company’s stock.

On October 17, 2016, we issued 9,800 shares of common stock to a consultant for services rendered having a fair value of $2,940 ($0.30/share) based upon the most recent trading price per share of the Company’s stock.

On October 20, 2016, we issued 20,820 shares of common stock related to a Director Agreement with John Zimmerman. The Company recorded fair value of $9,577 ($0.46/share) based upon the most recent trading price per share of the Company’s stock.

During the year ended December 31, 2016, the Company converted debt and accrued interest, totaling $203,319 into 2,581,561 shares of common stock.

Common Stock Warrants

On September 26, 2016 the Company entered into a promissory note with Chuck Rifici Holdings, Inc., relating to the issuance of $225,500 in aggregate principal amount including $204,000 actual payment of purchase price plus a 10% original issue discount. In conjunction with the issuance of the Note, the Company issued one-year warrants to purchase 250,000 shares of common stock at an exercise price of $0.30 per share (See Note 8).

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Balance, December 31, 2015	—	—	—
Granted	500,000	—	—
Exercised	—	—	—
Canceled/Forfeited	—	—	—
Balance September 30, 2017	500,000	$0.40	$0.94

For the year ended December 31, 2016, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.30 - $0.50	500,000	0.69	$32,500

Lattice Binomial model was used to value aggregate intrinsic value.